Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts payable, variable interest entities	$ 221,820	$ 344,698
Income taxes payable, variable interest entities	2,187,076
Due to related parties, variable interest entities	66,104	38,826
Deferred revenue, variable interest entities	12,912,939	10,783,198
Dividends payable, variable interest entities		8,950,000
Accrued expenses and other current liabilities, variable interest entities	5,680,706	4,984,584
Deferred tax liabilities, variable interest entities	10,910	511,039
Series A convertible redeemable preferred shares, par value	$ 0.00002	$ 0.00002
Series A convertible redeemable preferred shares, authorized	125,000,000	125,000,000
Series A convertible redeemable preferred shares, issued		125,000,000
Series A convertible redeemable preferred shares, outstanding		125,000,000
Series A convertible redeemable preferred shares, redemption value	0	7,500,000
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, authorized	875,000,000	875,000,000
Ordinary shares, issued	730,900,680	450,000,000
Ordinary shares, outstanding	728,427,520	450,000,000
Variable Interest Entities [Member]
Accounts payable, variable interest entities	205,095	341,418
Income taxes payable, variable interest entities	190,398
Due to related parties, variable interest entities	13,115	38,826
Advance from customers, variable interest entities	8,766,104	8,393,474
Deferred revenue, variable interest entities	12,912,939	10,783,198
Accrued expenses and other current liabilities, variable interest entities	775,807	753,806
Deferred tax liabilities, variable interest entities	$ 9,600	$ 161,217